UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months
Ended June 30, 2005 and Year Ended December 31, 2004

Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

------------------------------------------------------------------------------------- ---- ----------------
ASSETS:
     Investments in securities, market value  (1)                                       $      215,939,744
     Cash denominated in foreign currencies  (2)                                                37,197,927
     Interest receivable                                                                         2,278,572
     Subscriptions receivable                                                                      299,349
     Receivable for investments sold                                                             6,264,323
                                                                                           ----------------

       Total assets                                                                            261,979,915
                                                                                           ----------------

LIABILITIES:
     Due to investment adviser                                                                     251,274
     Redemptions payable                                                                           234,341
     Payable for investments purchased                                                          31,693,524
                                                                                           ----------------

       Total liabilities                                                                        32,179,139
                                                                                           ----------------

NET ASSETS                                                                              $      229,800,776
                                                                                           ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                      $        2,187,997
     Additional paid-in capital                                                                217,602,599
     Net unrealized depreciation on investments                                                (1,946,564)
     Overdistributed net investment income                                                         593,700
     Accumulated net realized gain on investments and forward foreign currency
     contracts                                                                                  11,363,044
                                                                                           ----------------

NET ASSETS                                                                              $      229,800,776
                                                                                           ================

NET ASSET VALUE PER OUTSTANDING SHARE                                                   $            10.50
                                                                                           ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                100,000,000
     Outstanding                                                                                21,879,973

(1)  Cost of investments in securities:                                                 $      216,526,524
(2)  Cost of cash denominated in foreign currencies:                                            38,557,711

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
-------------------------------------------------------------------------------- --- -------------


INVESTMENT INCOME:
     Interest                                                                     $     3,733,936
     Foreign withholding tax                                                             (14,619)
                                                                                     -------------

         Total income                                                                   3,719,317
                                                                                     -------------

EXPENSES:
     Management fees                                                                    1,482,230
                                                                                     -------------

NET INVESTMENT INCOME                                                                   2,237,087
                                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                   2,548,865
     Net realized gain on forward foreign currency contracts                            7,812,689
     Change in net unrealized depreciation on investments                            (14,038,091)
     Change in net unrealized appreciation on forward foreign currency
     contracts                                                                          1,001,630
                                                                                     -------------

     Net realized and unrealized loss on investments and forward foreign currency
     contracts                                                                        (2,674,907)
                                                                                     -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $     (437,820)
                                                                                     =============

See notes to financial statements.



MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------------- -- -------------- -- --------------
                                                                                               2005              2004
                                                                                           --------------    --------------
                                                                                             UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                              $      2,237,087  $      3,609,722
     Net realized gain on investments                                                          2,548,865        11,904,459
     Net realized gain (loss) on forward foreign currency contracts                            7,812,689       (7,290,533)
     Change in net unrealized appreciation (depreciation) on investments                    (14,038,091)         3,154,026
     Change in net unrealized appreciation on forward foreign currency contracts               1,001,630             6,929
                                                                                           --------------    --------------

     Net increase (decrease) in net assets resulting from operations                           (437,820)        11,384,603
                                                                                           --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                              (2,235,836)       (5,011,308)
     From net realized gains                                                                                   (2,009,088)
                                                                                           --------------    --------------

     Total distributions                                                                     (2,235,836)       (7,020,396)
                                                                                           --------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                        53,005,135       155,104,569
     Reinvestment of distributions                                                             2,235,836         7,020,396
     Redemptions of shares                                                                  (49,696,974)      (72,891,558)
                                                                                           --------------    --------------

     Net increase in net assets resulting from share transactions                              5,543,997        89,233,407
                                                                                           --------------    --------------

     Total increase in net assets                                                              2,870,341        93,597,614

NET ASSETS:
     Beginning of period                                                                     226,930,435       133,332,821
                                                                                           --------------    --------------

     End of period  (1)                                                                 $    229,800,776  $    226,930,435
                                                                                           ==============    ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                                      5,019,310        14,937,866
     Issued in reinvestment of distributions                                                     211,327           666,368
     Redeemed                                                                                (4,699,919)       (6,988,982)
                                                                                           --------------    --------------

     Net increase                                                                                530,718         8,615,252
                                                                                           ==============    ==============

(1) Including undistributed (overdistributed) net investment income                     $        593,700  $        592,449

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                      Six Months
                                                  Ended                          Year Ended December 31,
                                                               ------------------------------------------------------------
                                              June 30, 2005      2004         2003         2002        2001        2000
                                              --------------   ----------   ----------   ---------   ----------  ----------
                                                                       UNAUDITED

Net Asset Value, Beginning of Period        $         10.63  $     10.47  $     10.34  $     9.75  $      9.76 $      9.71

Income from Investment Operations

Net investment income                                  0.10         0.25         0.17        0.28         0.71        0.37
Net realized and unrealized gain (loss)              (0.13)         0.25         0.58        0.74       (0.38)        0.49
                                              --------------   ----------   ----------   ---------   ----------  ----------

Total Income (Loss) From Investment
Operations                                           (0.03)         0.50         0.75        1.02         0.33        0.86
                                              --------------   ----------   ----------   ---------   ----------  ----------

Less Distributions

From net investment income                           (0.10)       (0.25)       (0.19)      (0.32)       (0.18)      (0.81)
From net realized gains                                           (0.09)       (0.43)      (0.11)       (0.16)
                                              --------------   ----------   ----------   ---------   ----------  ----------

Total Distributions                                  (0.10)       (0.34)       (0.62)      (0.43)       (0.34)      (0.81)
                                              --------------   ----------   ----------   ---------   ----------  ----------

Net Asset Value, End of Period              $         10.50  $     10.63  $     10.47  $    10.34  $      9.75 $      9.76
                                              ==============   ==========   ==========   =========   ==========  ==========


Total Return                                        (0.28%) o      4.84%        7.36%      10.54%        3.41%       9.02%

Net Assets, End of Period ($000)            $       229,801  $   226,930  $   133,333  $  138,533  $   112,247 $    88,218

Ratio of Expenses to Average Net Assets               1.30% *      1.30%        1.30%       1.30%        1.30%       1.30%

Ratio of Net Investment Income to Average
Net Assets                                            1.96% *      2.00%        2.12%       2.86%        2.95%       3.53%

Portfolio Turnover Rate                             185.02% o    245.82%      225.08%     275.23%      227.53%     367.96%


    Based on operations for the period shown and, accordingly, are not o representative of a full year.

 *  Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim Global Bond Portfolio
Schedule of Investments
June 30, 2005
Unaudited

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

CANADIAN - FEDERAL --- 4.04%
    430,000 Government of Canada                                         362,991
        CAD Bonds
            5.750% September 1, 2006
  2,720,000 Government of Canada                                       2,292,863
        CAD Bonds
            4.500% September 1, 2007
  3,830,000 Government of Canada                                       3,203,514
        CAD Bonds
            8.750% December 1, 2005
  2,360,000 Government of Canada                                       1,931,610
        CAD Bonds
            3.000% June 1, 2006
    970,000 Government of Canada ~                                       780,046
        CAD Zero Coupon
            2.600% January 26, 2006
                                                                      $8,571,024

CANADIAN - PROVINCIAL --- 2.00%
  5,180,000 Province of Alberta                                        4,310,790
        CAD Global Bonds
            7.500% December 1, 2005
    160,000 Province of Alberta                                          132,372
           CAD Senior Unsecured Notes
            7.250% October 28, 2005
                                                                      $4,443,162

FOREIGN BANKS --- 1.85%
  5,680,000 KfW Bankengruppe                                           3,984,051
        NZD Foreign Government Guaranteed Bonds
            6.375% February 17, 2015
                                                                      $3,984,051

FOREIGN GOVERNMENTS --- 46.76%
    200,000 Deutsche Bundesrepublik                                      272,796
        EUR Bonds
            5.250% July 4, 2010
    670,000 Deutsche Bundesrepublik                                      836,113
        EUR Bonds
            4.000% February 16, 2007
    220,000 Deutsche Bundesrepublik                                      281,772
        EUR Bonds
            3.750% July 4, 2013
    720,000 Deutsche Bundesrepublik                                      901,925
        EUR Bonds
            3.250% April 9, 2010
  7,390,000 Government of Argentina ++                                 6,684,255
            Bonds
            2.990% August 3, 2012
  2,840,000 Government of Australia                                    2,235,861
        AUD Bonds
            6.000% May 1, 2012
    680,000 Government of Australia                                      551,086
        AUD Bonds
            8.000% March 1, 2008
  2,280,000 Government of Australia                                    1,781,296
        AUD Notes
            6.000% July 14, 2009
  6,240,000 Government of Australia                                    5,011,588
        AUD Notes
            6.000% October 14, 2015
    460,000 Government of Austria                                        596,054
        EUR Bonds
            5.000% January 15, 2008
  1,680,000 Government of Austria                                      2,308,059
        EUR Senior Unsecured Unsubordinated Notes
            4.650% January 15, 2018
  1,150,000 Government of Austria                                      1,570,561
        EUR Bonds
            5.500% January 15, 2010
    370,000 Government of Austria #                                      481,729
        EUR Notes
            5.500% October 20, 2007
    540,000 Government of Austria #                                      742,056
        EUR Senior Unsecured Unsubordinated Notes
            5.000% July 15, 2012
  1,790,000 Government of Belgium                                      2,364,739
        EUR Bonds
            4.250% September 28, 2014
    280,000 Government of Belgium                                        385,825
        EUR Bonds
            5.000% September 28, 2012
    580,000 Government of Belgium                                        799,450
        EUR Bonds
            8.500% October 1, 2007
    535,301 Government of Brazil ++                                      514,906
            Bonds
            4.285% April 15, 2012
  1,680,000 Government of Finland                                      2,387,489
        EUR Bonds
            5.375% July 4, 2013
  1,980,000 Government of Finland                                      2,627,884
        EUR Bonds
            5.000% April 25, 2009
    390,000 Government of France                                         507,316
        EUR Bonds
            4.000% April 25, 2013
    170,000 Government of France                                         225,171
        EUR Bonds
            4.250% April 25, 2019
    180,000 Government of France                                         229,415
        EUR Notes
            4.750% July 12, 2007
     80,000 Government of Germany                                        115,477
        EUR Bonds
            4.750% July 4, 2034
    520,000 Government of Germany                                        629,737
        EUR Notes
            2.500% September 16, 2005
    250,000 Government of Greece                                         398,572
        EUR Bonds
            6.500% October 22, 2019
    400,000 Government of Greece                                         530,945
        EUR Bonds
            4.500% May 20, 2014
    820,000 Government of Greece                                       1,095,265
        EUR    Bonds
            4.600% May 20, 2013
  1,760,000 Government of Ireland                                      2,408,368
        EUR Bonds
            4.600% April 18, 2016
    290,000 Government of Ireland                                        402,090
        EUR Bonds
            5.000% April 18, 2013
    930,000 Government of Italy                                          921,601
            Bonds
            2.500% March 31, 2006
    790,000 Government of Mexico #                                     1,122,658
        EUR Unsecured Notes
            7.500% March 8, 2010
     90,000 Government of Netherlands                                    118,866
        EUR Bonds
            4.250% July 15, 2013
    530,000 Government of Netherlands                                    976,262
        EUR Bonds
            7.500% January 15, 2023
  1,360,000 Government of Netherlands                                  1,734,967
        EUR Bonds
            3.750% July 15, 2014
    200,000 Government of Netherlands                                    246,994
        EUR Bonds
            6.000% January 15, 2006
     80,000 Government of Netherlands                                    110,198
        EUR Bonds
            5.500% July 15, 2010
  6,260,000 Government of New Zealand                                  4,559,817
        NZD Bonds
            6.500% April 15, 2013
  1,440,000 Government of New Zealand                                  1,014,892
        NZD Bonds
            6.000% November 15, 2011
  1,570,000 Government of New Zealand                                  1,136,690
        NZD Bonds
            7.000% July 15, 2009
  1,600,000 Government of New Zealand                                  1,135,538
        NZD Bonds
            6.000% April 15, 2015
 46,300,000 Government of Norway                                       7,544,643
        NOK Bonds
            6.750% January 15, 2007
 20,090,000 Government of Norway ~                                     3,046,106
        NOK Zero Coupon
            1.960% December 21, 2005
  2,920,000 Government of Norway ~                                       440,237
        NOK Zero Coupon
            2.120% March 15, 2006
 17,750,000 Government of Norway ~                                     2,705,037
        NOK Zero Coupon
            1.850% September 21, 2005
  2,150,000 Government of Peru +                                       2,031,750
            Step Bond 3.250% - 5.000%
            5.000% March 7, 2017
  3,800,000 Government of Philippines                                  3,961,500
            Bonds
            8.875% March 17, 2015
    630,000 Government of Spain                                          804,074
        EUR Bonds
            8.800% April 30, 2006
  4,790,000 Government of Sweden                                         689,020
        SEK Debentures
            6.500% May 5, 2008
 39,770,000 Government of Sweden                                       6,656,633
        SEK Bonds
            3.500% December 1, 2015
 40,290,000 Government of Sweden                                       5,812,558
        SEK Bonds
            8.000% August 15, 2007
 26,250,000 Government of Sweden                                       3,411,356
        SEK Bonds
            3.500% April 20, 2006
  3,000,000 Government of Ukraine                                      3,307,500
            Bonds
            7.650% June 11, 2013
  2,000,000 Government of Ukraine ++                                   2,160,000
            Notes
            6.365% August 5, 2009
  4,710,000 Government of Venezuela                                    4,938,435
            Debentures
            9.250% September 15, 2027
    890,000 Government of Venezuela ++                                   812,125
            Notes
            4.150% April 20, 2011
                                                                    $101,277,257

TELEPHONE & TELECOMMUNICATIONS --- 1.01%
    150,000 France Telecom SA                                            227,594
        EUR Senior Unsubordinated Notes
            7.250% January 28, 2013
  1,040,000 France Telecom SA                                          1,941,961
        EUR Senior Unsubordinated Notes
            8.125% January 28, 2033
                                                                      $2,169,555

TOTAL BONDS --- 55.66%                                              $120,445,049
(Cost $121,031,829)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  5,000,000 Federal Farm Credit                                        4,997,473
                  3.076%, July 7, 2005
 85,000,000 Freddie Mac                                               85,000,000
                  2.586%, July 1 ,2005
  5,500,000 Freddie Mac                                                5,497,222
                  3.075%, July 7, 2005

TOTAL SHORT-TERM INVESTMENTS --- 44.34%                              $95,494,695
(Cost $95,494,695)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%                          $215,939,744
(Cost $216,526,524)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. ~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase. + Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2005. ++ Represents the current interest rate for variable rate security.
See Attached Summary of Investments by Country.
See Notes to Financial Statements.

Currency Abbreviations EUR - Euro Dollars AUD - Australian Dollars CAD - Canadian Dollars NOK - Norwegian Krone NZD - New Zealand Dollars SEK - Swedish Krona

Summary of Investments by Country

Maxim Global Bond Portfolio
June 30, 2005
Unaudited

                                                      % of Portfolio
     Country                   Value ($)               Investments
-------------------   ---------------------------   -------------------
Argentina              $                                         3.10%
                      6,684,255

Australia             9,579,831                                  4.44%

Austria               5,698,459                                  2.64%

Belgium               3,550,014                                  1.64%

Brazil                514,906                                    0.24%

Canada                13,014,186                                 6.03%

Denmark               2,922,343                                  1.35%

Finland               5,015,373                                  2.32%

France                3,131,457                                  1.45%

Germany               4,099,528                                  1.90%

Greece                2,024,782                                  0.94%

Ireland               2,810,458                                  1.30%

Italy                 921,601                                    0.43%

Mexico                1,122,658                                  0.52%

Netherlands           3,187,287                                  1.48%

New Zealand           7,846,937                                  3.63%

Norway                13,736,023                                 6.36%

Peru                  2,031,750                                  0.94%

Philippines           3,961,500                                  1.83%

Russia                3,307,500                                  1.53%

Spain                 804,074                                    0.37%

Sweden                16,569,567                                 7.67%

Ukraine               2,160,000                                  1.00%

Venezuela             5,750,560                                  2.66%

United States         95,494,695                                44.23%
                      ---------------------------   -------------------
                       $
                      215,939,744                              100.00%
                      ===========================   ===================

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
---------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2005 were $2,368,583, $2,346,443 and 1.02%, respectively.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

      Forward Currency Transactions

      The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contracts and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.

      Interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $289,065,987 and $344,192,454 respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $45,985,444 and $80,634,538 respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $216,524,446. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $197,374 and gross depreciation of securities in which there was an excess of tax cost over value of $782,076 resulting in net depreciation of $584,702.

5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

      At December 31, 2004, the Portfolio had post-October foreign currency loss deferrals of $409,180 and post-October loss deferrals of $421,669.


                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005